Schedule of Investments (unaudited)	iShares® MSCI Indonesia ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Automobiles — 4.0%
Astra International Tbk PT	39,556,230	$15,950,110

Banks — 45.1%
Bank Aladin Syariah Tbk PT(a)	9,165,200	1,791,766
Bank BTPN Syariah Tbk PT	8,469,300	2,109,125
Bank Central Asia Tbk PT	164,447,290	83,560,265
Bank Mandiri Persero Tbk PT	35,855,460	17,503,898
Bank Negara Indonesia Persero Tbk PT	24,740,858	11,710,575
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	15,382,336	1,460,637
Bank Pembangunan Daerah Jawa Timur Tbk PT	23,705,900	1,233,112
Bank Rakyat Indonesia Persero Tbk PT	201,041,654	57,284,206
Bank Tabungan Negara Persero Tbk PT(a)	19,590,026	2,333,814
		178,987,398
Capital Markets — 0.5%
Pacific Strategic Financial Tbk PT(a)	27,058,500	2,059,261
Pool Advista Indonesia Tbk PT(a)(b)	7,126,300	—
		2,059,261
Chemicals — 1.5%
Barito Pacific Tbk PT	94,089,900	6,044,002

Construction & Engineering — 1.0%
Agung Semesta Sejahtera Tbk PT(a)	29,855,608	104,226
PP Persero Tbk PT(a)	16,490,322	1,298,254
Waskita Karya Persero Tbk PT(a)	22,619,800	1,247,684
Wijaya Karya Persero Tbk PT(a)	16,039,870	1,295,134
		3,945,298
Construction Materials — 2.6%
Berkah Beton Sadaya Tbk(a)	1,634,000	452,922
Indocement Tunggal Prakarsa Tbk PT	5,371,844	3,960,202
Semen Indonesia Persero Tbk PT	10,188,555	5,676,835
Waskita Beton Precast Tbk PT(a)	7,250,000	64,179
		10,154,138
Consumer Finance — 0.1%
BFI Finance Indonesia Tbk PT	7,163,600	487,660

Diversified Telecommunication Services — 13.2%
Inovisi Infracom Tbk PT(b)	9,476,400	—
Link Net Tbk PT	5,867,000	1,799,320
Sarana Menara Nusantara Tbk PT	58,173,200	4,705,901
Telkom Indonesia Persero Tbk PT	144,061,890	40,110,508
Tower Bersama Infrastructure Tbk PT	28,337,400	5,981,964
		52,597,693
Electronic Equipment, Instruments & Components — 0.5%
Erajaya Swasembada Tbk PT	43,430,400	1,878,000

Energy Equipment & Services — 0.1%
Pelayaran Tamarin Samudra Tbk PT(a)	87,360,300	304,976

Food Products — 6.6%
Astra Agro Lestari Tbk PT	588,200	409,388
Charoen Pokphand Indonesia Tbk PT	24,216,125	10,244,362
Indofood CBP Sukses Makmur Tbk PT	8,172,254	4,814,868
Indofood Sukses Makmur Tbk PT	14,940,130	6,562,659
Inti Agri Resources Tbk PT(a)(b)	190,840,700	—
Japfa Comfeed Indonesia Tbk PT	18,220,700	2,036,234
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	17,448,800	1,506,548
Security	Shares	Value

Food Products (continued)
Sawit Sumbermas Sarana Tbk PT	5,378,900	$441,278
		26,015,337
Gas Utilities — 1.1%
Perusahaan Gas Negara Tbk PT(a)	40,863,207	4,277,477

Health Care Providers & Services — 0.3%
Metro Healthcare Indonesia TBK PT(a)	16,340,800	545,466
Siloam International Hospitals Tbk PT	695,600	471,100
		1,016,566
Household Products — 2.0%
Unilever Indonesia Tbk PT	24,923,420	7,808,960
Insurance — 0.3%
Panin Financial Tbk PT(a)	84,144,378	1,045,746

IT Services — 0.1%
M Cash Integrasi PT(a)	493,000	453,501

Marine — 0.1%
Berlian Laju Tanker Tbk PT(a)	20,933,614	73,080
Trada Alam Minera Tbk PT(a)(b)	163,879,000	—
Transcoal Pacific Tbk PT(a)	725,200	432,917
		505,997
Media — 1.1%
Media Nusantara Citra Tbk PT	24,826,600	1,660,197
MNC Vision Networks Tbk PT(a)	24,667,300	396,124
Surya Citra Media Tbk PT(a)	92,090,400	2,200,967
		4,257,288
Metals & Mining — 3.2%
Aneka Tambang Tbk.	30,056,754	4,824,720
Merdeka Copper Gold Tbk PT(a)	28,650,900	7,309,764
Timah Tbk PT(a)	3,978,800	438,106
		12,572,590
Multiline Retail — 0.5%
Mitra Adiperkasa Tbk PT(a)	38,911,000	2,010,413

Oil, Gas & Consumable Fuels — 4.2%
Adaro Energy Tbk PT	52,907,939	6,304,008
AKR Corporindo Tbk PT	8,387,300	2,322,203
Bukit Asam Tbk PT	14,969,300	2,721,187
Indika Energy Tbk PT(a)	3,893,900	444,512
Indo Tambangraya Megah Tbk PT	2,010,200	3,024,598
Medco Energi Internasional Tbk PT(a)	38,729,886	1,285,298
Sekawan Intipratama Tbk PT(b)	30,572,100	—
Sugih Energy Tbk PT(a)(b)	39,886,700	28
United Tractors Tbk PT	269,096	400,280
		16,502,114
Paper & Forest Products — 1.8%
Indah Kiat Pulp & Paper Tbk PT	9,394,100	4,941,715
Pabrik Kertas Tjiwi Kimia Tbk PT	4,171,600	2,231,218
		7,172,933
Personal Products — 0.5%
Industri Jamu Dan Farmasi Sido Muncul Tbk PT	31,992,737	2,043,872

Pharmaceuticals — 2.0%
Kalbe Farma Tbk PT	71,840,185	8,023,196

Real Estate Management & Development — 3.2%
Bumi Serpong Damai Tbk PT(a)	32,233,422	2,439,047
Ciputra Development Tbk PT	38,208,913	2,798,559
Hanson International Tbk PT(a)(b)	372,896,535	—

Schedule of Investments (unaudited) (continued)	iShares® MSCI Indonesia ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Real Estate Management & Development (continued)
Lippo Karawaci Tbk PT(a)	124,409,842	$1,285,576
Pakuwon Jati Tbk PT(a)	73,265,977	2,512,939
Puradelta Lestari Tbk PT	67,918,800	1,033,779
Rimo International Lestari Tbk PT(a)(b)	54,096,000	—
Summarecon Agung Tbk PT(a)	43,861,186	2,659,237
		12,729,137
Road & Rail — 0.1%
Adi Sarana Armada Tbk PT(a)	1,748,500	451,698

Software — 0.1%
Digital Mediatama Maxima Tbk(a)	2,291,400	443,161

Specialty Retail — 0.9%
Ace Hardware Indonesia Tbk PT	28,454,679	2,590,307
Bintang Oto Global Tbk PT(a)	10,501,000	1,019,354
		3,609,661
Tobacco — 0.9%
Gudang Garam Tbk PT	1,665,442	3,652,609

Transportation Infrastructure — 0.6%
Jasa Marga Persero Tbk PT(a)	9,062,808	2,569,715

Wireless Telecommunication Services — 1.8%
Indosat Tbk PT(a)	5,973,300	3,410,198
Smartfren Telecom Tbk PT(a)	115,962,000	710,964
Security	Shares	Value

Wireless Telecommunication Services (continued)
XL Axiata Tbk PT	14,688,000	$3,147,286
		7,268,448

Total Common Stocks — 100.0%
(Cost: $482,466,393)		396,838,955

Short-Term Investments

Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(c)(d)	660,000	660,000

Total Short-Term Investments — 0.1%
(Cost: $660,000)		660,000

Total Investments in Securities — 100.1%
(Cost: $483,126,393)		397,498,955

Other Assets, Less Liabilities — (0.1)%		(537,590)

Net Assets — 100.0%		$396,961,365

(a)	Non-income producing security.

(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/21	Shares Held at 11/30/21	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$20,000	$640,000	(a)	$—	$—	$—	$660,000	660,000	$6	$—

(a)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Emerging Markets	14	12/17/21	$849	$(34,552)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

Schedule of Investments (unaudited) (continued)	iShares® MSCI Indonesia ETF
November 30, 2021

Fair Value Measurements (continued)

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$20,712,803	$376,126,124	$28	$396,838,955
Money Market Funds	660,000	—	—	660,000
	$21,372,803	$376,126,124	$28	$397,498,955
Derivative financial instruments(a)
Liabilities
Futures Contracts	$(34,552)	$—	$—	$(34,552)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

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